Condensed Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 695,093	$ 861,754
Prepaid expenses	270,481	328,772
Total current assets	965,574	1,190,526
Investments held in Trust Account	414,258,248	414,209,593
Total Assets	415,223,822	415,400,119
Current liabilities:
Accounts payable	307,489	22,120
Accrued expenses	77,250	111,146
Due to related party	9,750	9,750
Total current liabilities	394,489	143,016
Deferred underwriting commissions	14,490,000	14,490,000
Derivative warrant liabilities	31,663,240	53,801,110
Total liabilities	46,547,729	68,434,126
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 36,367,609 and 34,196,599 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	363,676,090	341,965,990
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	12,918,005	34,627,888
Accumulated deficit	(7,919,540)	(29,629,640)
Total shareholders' equity	5,000,003	5,000,003
Total liabilities and shareholders' equity	415,223,822	415,400,119
Common Class A
Shareholders' Equity:
Class A and B ordinary shares	503	720
Common Class B
Shareholders' Equity:
Class A and B ordinary shares	$ 1,035	$ 1,035